Related Party Transactions (Details 1)	Apr. 30, 2015 USD ($)
Total	$ 129,967
Note payable to BNL Family Partners, LLC [Member]
Total	53,530
Note payable to BNL Family Partners, LLC One [Member]
Total	10,000
Note payable to Delavega Trading Ltd [Member]
Total	27,100
Note payable to Maple Gas Corporation [Member]
Total	$ 39,337